As filed with the Securities and Exchange Commission on April 14, 2006
Registration No. 333-61366
811-10385

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _______________ ☐
Post-Effective Amendment No. 48 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 52 ☑
(Check appropriate box or boxes)
Pacific Funds
(Exact Name of Registrant as Specified in Charter)
700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (949) 219-6767
Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and Address of Agent for Service)
Copy to:
Douglas P, Dick, Esq.
Dechert LLP
4675 Macarthur Court, Suite 1400
Newport Beach, CA 92660-1821
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on April 27, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 48 to the Registration Statement for Pacific Funds (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of PEA No. 47, which was filed pursuant to Rule 485(b) for the purpose of delaying the effectiveness of PEA No. 46. PEA No. 46 was filed pursuant to Rule 485(a)(1) on February 6, 2006 for purpose of changing the manager of the International Value Fund. PEA No. 46 was scheduled to become effective on April 7, 2006, and its contents were incorporated by reference in their entirety into PEA No. 47. PEA No. 47 was scheduled to become effective on April 17, 2006. Accordingly, the contents of PEA No. 47 consisting of Part A (the Pacific Funds Class A, B, and C Shares prospectus supplement and prospectus and Class R Shares prospectus supplement and prospectus), Part B (the Pacific Funds combined Statement of Additional Information supplement and Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this PEA No. 48 is intended to become effective on April 27, 2006.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach in the State of California on the 14th day of April, 2006.

PACIFIC FUNDS
By:	/s/ Laurene E. MacElwee
Laurene E. MacElwee, Assistant Vice President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to the Registration Statement of Pacific Funds has been signed below by the following persons in the capacities and on the dates indicated.

	Chairman, Chief Executive Officer and Trustee (Principal Executive Officer)	April 14, 2006
Thomas C. Sutton*

	President	April 14, 2006
James T. Morris*

	Trustee	April 14, 2006
Frederick L. Blackmon*

	Trustee	April 14, 2006
Lucie H. Moore*

	Trustee	April 14, 2006
Gale K. Caruso*

	Trustee	April 14, 2006
Nooruddin S. Veerjee*

	Trustee	April 14, 2006
G. Thomas Willis*

	Vice President and Treasurer	April 14, 2006
Brian D. Klemens*	(Principal Financial and Accounting Officer)

/s/ Laurene E. MacElwee
Laurene E. MacElwee		April 14, 2006

*	as attorney-in-fact pursuant to power of attorney filed herewith.

Pacific Funds Power of Attorney
The undersigned trustees and officers of Pacific Funds (the “Trust”) hereby appoint Robin S. Yonis, David R. Carmichael, Jeffrey S. Puretz, Douglas P. Dick, Laurene E. MacElwee, and Katayoun Mobedshahi each individually as their true and lawful attorneys-in-fact (“attorneys”), in all capacities, to execute in their name and file any and all registration statements, including registration statements on Form N-14, proxy statements, exemptive applications, no-action letter requests, shareholder reports and other regulatory filings made applicable to the Trust and each series of the Trust, and any amendments, exhibits, or supplements thereto, and any instruments necessary or desirable in connection therewith as are required to enable the Trust to comply with provisions of the Securities Act of 1933, as amended, and/or the Securities Exchange Act of 1934, as amended, and/or the Investment Company Act of 1940, as amended, and all requirements and regulations of the Securities and Exchange Commission (“SEC”) in connection with the offer of the shares of beneficial interest of the Trust and each series of the Trust, and to file the same, with other documents in connection herewith, with the SEC, any state securities regulator, any self-regulatory organization or any other governmental or official body (including, without limitation, agencies, commissions and authorities). The undersigned grant to said attorneys full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes, as he or she could do if personally present, thereby ratifying all that said attorneys may lawfully do or cause to be done by virtue hereof. This Power of Attorney hereby terminates and replaces all other previously executed Power of Attorneys for the Trust related to the above.
The undersigned trustees and officers of Pacific Funds hereby execute this Power of Attorney effective the 1st day of January, 2006.

NAME	TITLE

/s/ Thomas C. Sutton	Chairman, Chief Executive Officer and Trustee
Thomas C. Sutton

/s/ James T. Morris	President
James T. Morris

/s/ Brian D. Klemens	Vice President and Treasurer
Brian D. Klemens

/s/ Frederick L. Blackmon	Trustee
Frederick L. Blackmon

/s/ Gale K. Caruso	Trustee
Gale K. Caruso

/s/ Lucie H. Moore	Trustee
Lucie H. Moore

/s/ G. Thomas Willis	Trustee
G. Thomas Willis

/s/ Nooruddin S. Veerje	Trustee
Nooruddin S. Veerjee